ACQUISITIONS (Details) - Xiamen Shengruihao [Member]	Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Prepayments	$ 1,436
Total assets acquired	1,436
Other payables	(4,814)
Tax payables	(238)
Total Liabilities	(5,052)
Net identifiable liabilities assumed	(3,616)
Less: Foreign currency translation	(70)
Add: Goodwill	3,681
Total purchase price for acquisition net of $5 of cash	$ (5)